FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  August 15, 2006



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  62


Form 13F Information Table Value Total:  396.816
                                        (thousands)



List of Other Included Managers:


NONE












Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
AUTO DATA PROCESS	Common	53015103	7071	155936	Sole	None	Sole
Barclays Glbl Inv	 Eft	    464287226   44452	456204   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287234   17046	181539   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287465   21066	322169   Sole  None   Sole
HOME DEPOT INC	 Common   437076102   6175    172556   Sole  None   Sole
INTL BUSINESS MAC	 Common   459200101   353	4595	   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287564   736	8788	   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287440   6788	84516	   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287507   268	3520	   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287705   19385	260103   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287606   17187	224030   Sole  None   Sole
Barclays Glbl Inv	 Eft 	    464287200   1787	14015	   Sole  None   Sole
Barclays Glbl Inv	 Eft 	    464287622   426	6177	   Sole  None   Sole
Barclays Glbl Inv	 Eft 	    464287325   212	4005	   Sole  None   Sole
Barclays Glbl Inv	 Eft 	    464287846   337	5430	   Sole  None   Sole
APPLIED MATERIALS	 Common   38222105    390	24005	   Sole  None   Sole
BAXTER INTERNATIO	 Common   71813109    6882	187227   Sole  None   Sole
BLAST ENERGY SERV	 Common   93440105    19	20000	   Sole  None   Sole
CAPITAL ONE FINAN	 Common   14040H105   7289	85306	   Sole  None   Sole
CARNIVAL CORP NEW	Common	143658300	5742	137575	Sole	None	Sole
BURLINGTON NTH SA	 Common   12189T104    213    2700	   Sole  None   Sole
CATERPILLAR INC	 Common   149123101    207	2780	   Sole  None   Sole
CHEVRON CORPORATI	 Common   166764100    7781	125385   Sole  None   Sole
CISCO SYSTEMS INC	 Common   17275R105    369	18900	   Sole  None   Sole
COMPUTRZD THERML	 Common   20557C108    1	10000	   Sole  None   Sole
COSTCO WHSL CORP	 Common   22160K105    8159	142823   Sole  None   Sole
DISNEY WALT CO	 Common   254687106    7746	258208   Sole  None   Sole
DREAMWORKS ANIMAT	 Common   26153C103    6049	264160   Sole  None   Sole
WELLS FARGO CAP T	 Pref	    94976Y207    3389	136526   Sole  None   Sole
XILINX INC	       Common   983919101    339	15000	   Sole  None   Sole
EXXON MOBIL CORPO	 Common   30231G102    438	7155	   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464286848    17317	1269579  Sole  None   Sole
FIRST DATA CORPOR	 Common   319963104    7600	168747   Sole  None   Sole
FIFTH THIRD BANCO	 Common   316773100    6018	162885   Sole  None   Sole
GANNETT CO INC DE	 Common   364730101    4272	76389	   Sole  None   Sole
GENERAL ELECTRIC	 Common   369604103    6870	208449   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287804    15366	247452   Sole  None   Sole
Barclays Glbl Inv	 Eft	    464287879    31287	450498   Sole  None   Sole
IMMUNOMEDICS INC	 Common   452907108    94	35800	   Sole  None   Sole
INTEL CORP	       Common   458140100    2645	139253   Sole  None   Sole